Trade and Other Receivables (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other accounts receivable pledged as security	$ 83,991	$ 92,728
Derivative asset		282
Advance to content vendors	3,462	10,607
Incremental impact on adoption of IFRS 15 and IFRS 9	24,273	10,673
Impact of earlier adopted standards	$ 10,193	$ 22,352